Earnings per share - Dilutive Effect of Share Units (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Number of equity instruments other than options, expected to vest within one year (in shares)	101,550,000	92,529,000
Number of equity instruments other than options, expected to vest within two years (in shares)	108,373,000	94,760,000
Number of equity instruments other than options, expected to vest within three years (in shares)	85,878,000	102,342,000
Number of equity instruments other than options, expected to vest within four years (in shares)	413,000	680,000
Number of equity instruments other than options, expected to vest over four years (in shares)	166,000	319,000
Number of equity instruments other than options, expected to vest (in shares)	296,380,000	290,630,000
Dilutive effect (in shares)	126,122,000	113,012,000